Consolidated statements of cash flows - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income	¥ 114,852,526	¥ 534,643,942	¥ 860,908,711
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for credit losses	277,586,423	362,735,159	433,753,901
Depreciation and amortization	6,047,226	10,917,300	13,299,246
Share-based compensation expenses	62,073,367	15,886,067	39,715,168
Net losses on disposal of property and equipment	2,868	3,049,896	946,244
Foreign exchange (gains)/losses	5,345,004	(647,316)	(1,836,029)
Deferred tax (benefit)/expense	(94,389,779)	3,908,847	(105,085,476)
Losses/ (gains) on sale of loans	(149,631,456)	(75,959,140)	16,697,259
Profit and loss arising from fair value changes	(56,773)
Originations and purchases	(152,062,194)	(550,365,329)	(7,871,176)
Proceeds from sales and paydowns of loans originally classified as held for sale	637,716,580	207,192,005	35,232,875
Deposits	19,461,259	44,704,926	(27,892,733)
Credit risk mitigation position	281,027,037	928,702,101
Other operating assets	(28,446,434)	97,354,067	(138,548,636)
Other operating liabilities	140,051,328	(283,008,921)	205,466,514
Net cash provided by/(used in) operating activities	1,119,576,982	1,299,113,604	1,324,785,868
Cash flows from investing activities:
Loans originated, net of principal collected	(89,215,328)	4,371,766,370	785,703,866
Proceeds from sales of investment securities	7,187,477,436	2,654,500,000	390,050,000
Cash received from disposal of investment in equity securities		6,000,000
Proceeds from disposal of subsidiaries			29,658,807
Proceeds from disposal of property and equipment and intangible assets	2,159,345	881,111	3,044,763
Proceeds from sales of loans	378,308,227	536,346,406	165,626,448
Purchases of investment securities	(6,951,457,436)	(2,628,600,000)	(710,000,000)
Purchases of property, equipment and intangible assets	(3,221,401)	(4,440,146)	(14,822,364)
Net cash provided by investing activities	524,050,843	4,936,453,741	649,261,520
Cash flows from financing activities:
Proceeds from initial public offering, net of offering cost paid of RMB51,967,702			313,779,783
Proceeds from interest-bearing borrowings	6,014,983,918	2,793,124,280	10,931,383,040
Proceeds from related party			138,000,000
Repayment of interest-bearing borrowings	(7,382,122,623)	(10,488,829,330)	(11,352,964,066)
Repayment through related party			(32,747,681)
Net cash used in financing activities	(1,367,138,705)	(7,695,705,050)	(2,548,924)
Net increase/(decrease) in cash, cash equivalents and restricted cash	276,489,120	(1,460,137,705)	1,971,498,464
Cash, cash equivalents and restricted cash at the beginning of year	1,705,356,424	3,161,657,934	1,190,360,385
Effect of exchange rate change on cash, cash equivalents and restricted cash	(20,922,786)	3,836,195	(200,915)
Cash, cash equivalents and restricted cash at the end of year	1,960,922,758	1,705,356,424	3,161,657,934
Supplemental disclosures of cash flow information:
Income taxes paid	46,378,568	179,190,712	95,837,024
Interest expense paid	¥ 728,846,965	¥ 1,412,091,485	¥ 2,002,298,692